Segment Information - Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) (Details) - CAD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue		$ 87,060	$ 116,749
Operating expenses, net of share-based compensation and non-recurring items(1)	[1]	(51,919)	(49,342)
Adjusted EBITDA(1)	[1]	35,141	67,407
Share-based compensation		(3,129)	(3,241)
Non-recurring items(2)	[2]	(288)	(459)
Depreciation		(22,130)	(25,909)
Amortization		(8,611)	(10,899)
Other operating gains (losses), net		(82,347)	3,950
Operating income		(81,364)	30,849
Interest expense		(49,958)	(56,664)
Gain (loss) on changes in fair value of financial instruments		(15,821)	(33,412)
Interest and other income		4,149	6,208
Gain (loss) on foreign exchange		(17,306)	2,480
Income (loss) before income taxes		(160,300)	(50,539)
Tax (expense) recovery		9,351	(918)
Net income (loss)		(150,949)	(51,457)	$ (478,760)
Capital expenditures		152,621	178,528
Broadcast [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue		35,710	55,056
Enterprise [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue		48,901	56,843
Consulting and Other [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue		2,449	4,850
GEO [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue		85,628	115,133
Operating expenses, net of share-based compensation and non-recurring items(1)	[1]	(30,406)	(29,660)
Adjusted EBITDA(1)	[1]	55,222	85,473
Capital expenditures		646	408
GEO [Member] | Broadcast [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue		35,710	55,056
GEO [Member] | Enterprise [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue		48,836	56,843
GEO [Member] | Consulting and Other [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue		1,082	3,234
Other [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue	[3]
Operating expenses, net of share-based compensation and non-recurring items(1)	[1],[3]	(1,808)	(1,204)
Adjusted EBITDA(1)	[1],[3]	(1,808)	(1,204)
Capital expenditures	[3]
Other [Member] | Broadcast [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue	[3]
Other [Member] | Enterprise [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue	[3]
Other [Member] | Consulting and Other [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue	[3]
LEO [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue		1,432	1,616
Operating expenses, net of share-based compensation and non-recurring items(1)	[1]	(19,705)	(18,478)
Adjusted EBITDA(1)	[1]	(18,273)	(16,862)
Capital expenditures		151,975	178,120
LEO [Member] | Broadcast [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue
LEO [Member] | Enterprise [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue		65
LEO [Member] | Consulting and Other [Member]
Schedule of CODM and the Reconciliation Thereof to the Net Income (Loss) [Line Items]
Revenue		$ 1,367	$ 1,616

[1]	The performance of each segment is evaluated by the CODM based on Adjusted EBITDA. Adjusted EBITDA is defined as operating income (excluding certain operating expenses such as share-based compensation expenses and unusual and non-recurring items, including restructuring related expenses) before interest expense, taxes, depreciation and amortization. Adjusted EBITDA margin is used to measure Telesat’s operating performance.
[2]	Non-recurring payments include severance payments and special compensation and benefits.
[3]	Transactions that do not belong to a particular operating segment such as certain corporate entities are reported within “Other”.